June 29, 2010

Dreyfus Index Funds, Inc.:
-Dreyfus International Stock Index Fund
-Dreyfus S&P 500 Index Fund
-Dreyfus Smallcap Stock Index Fund

Dreyfus Midcap Index Fund, Inc.
(Collectively, the “Funds”)

Supplement to Statement of Additional Information (the “SAI”)
dated March 1, 2010

     The following information supersedes and replaces any contrary information contained in the section of the Funds’ SAI entitled “Management Arrangements - Portfolio Management” and “Management Arrangements –Additional Information about the Portfolio Managers”:

     Thomas J. Durante, Karen Q. Wong and Richard A. Brown serve as the primary portfolio managers of the Funds. Ms. Wong and Messrs. Durante and Brown are dual employees of Dreyfus and Mellon Capital, an affiliate of Dreyfus, and manage the Funds as employees of Dreyfus.

     Evelyn Chen, Rebecca Gao, Lynn Hutchison, Todd Rose and Marlene Walker Smith serve as additional portfolio managers of the Funds. Mses. Chen, Gao, Hutchison and Smith and Mr. Rose are dual employees of Dreyfus and Mellon Capital.

     Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the primary portfolio managers and assets under management in those accounts as of May 31, 2010:

	Registered
	Investment
	Company	Assets	Pooled	Assets	Other	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Richard Brown	86	$28,509M	68	$52,817M	70	$31,382M
Thomas Durante	86	$28,509M	68	$52,817M	70	$31,382M
Karen Wong	86	$28,509M	68	$52,817M	70	$31,382M

     None of these accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by each primary portfolio manager is as follows as of May 31, 2010:

Portfolio Manager	Fund Name	Dollar Range of
Fund Shares
Beneficially Owned
Thomas Durante	Dreyfus S&P 500 Index Fund	None
	Dreyfus Midcap Index Fund	None
	Dreyfus Smallcap Stock Index Fund	$1-$5,000
	Dreyfus International Stock Index Fund	None
Richard Brown	Dreyfus S&P 500 Index Fund	None
	Dreyfus Midcap Index Fund	None
	Dreyfus Smallcap Stock Index Fund	None
	Dreyfus International Stock Index Fund	None
Karen Wong	Dreyfus S&P 500 Index Fund	None
	Dreyfus Midcap Index Fund	None
	Dreyfus Smallcap Stock Index Fund	None
	Dreyfus International Stock Index Fund	None